SEGMENTED INFORMATION - BALANCE SHEETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total non- current assets	$ 2,599.1	$ 2,874.1
Total assets	3,862.1	3,961.0
Total liabilities	1,443.3	1,168.4
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	2,029.6	2,256.8
Total assets	2,533.0	2,705.4
Total liabilities	818.7	710.6
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Total non- current assets	958.1	865.3
Total assets	1,255.6	1,110.6
Total liabilities	254.2	210.6
Gold mines | Suriname
Disclosure of operating segments [line items]
Total non- current assets	756.1	674.3
Total assets	938.5	847.1
Total liabilities	360.8	292.9
Gold mines | Canada
Disclosure of operating segments [line items]
Total non- current assets	315.4	717.2
Total assets	338.9	747.7
Total liabilities	203.7	207.1
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	510.7	465.6
Total assets	605.5	548.8
Total liabilities	13.6	11.8
Corporate
Disclosure of operating segments [line items]
Total non- current assets	58.8	151.7
Total assets	723.6	706.8
Total liabilities	$ 611.0	$ 446.0
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Ownership interest in joint venture	41.00%	41.00%
Yatela
Disclosure of operating segments [line items]
Ownership interest in joint venture	40.00%
Discontinued operations | Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Total non- current assets	$ 63.5	$ 103.1
Total assets	140.7	166.0
Total liabilities	$ 123.2	$ 123.6